Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

10.SEGMENT REPORTING

The Company’s revenues are generated from the collection, transfer, recycling and disposal of non-hazardous solid waste and the treatment, recovery and disposal of non-hazardous E&P waste. No single contract or customer accounted for more than 10% of the Company’s total revenues at the consolidated or reportable segment level during the periods presented.

Effective April 1, 2023, the Company modified its organizational structure under new regional operating segments as the result of continued growth in its business.  The Company now reports revenue and segment EBITDA based on the following six geographic solid waste operating segments: Southern, Western, Central, Eastern, Canada and MidSouth. A small number of operating locations have been reallocated from the Western segment to the Central segment, the previous Eastern segment has been bifurcated into two smaller geographies now referred to as the Eastern segment and MidSouth segment, and a small number of operating locations have been reallocated from the Southern segment to the MidSouth segment. The Company’s six geographic solid waste operating segments comprise its reportable segments. Each operating segment is responsible for managing several vertically integrated operations, which are comprised of districts.  The segment information presented herein reflects the realignment of these regions.

The Company’s Chief Operating Decision Maker evaluates operating segment profitability and determines resource allocations based on several factors, of which the primary financial measure is segment EBITDA. The Company defines segment EBITDA as earnings before interest, taxes, depreciation, amortization, impairments and other operating items, and other income (expense). Segment EBITDA is not a measure of operating income, operating performance or liquidity under GAAP and may not be comparable to similarly titled measures reported by other companies. The Company’s management uses segment EBITDA in the evaluation of segment operating performance as it is a profit measure that is generally within the control of the operating segments. A reconciliation of segment EBITDA to Income before income tax provision is included at the end of this Note 10.

Summarized financial information concerning the Company’s reportable segments for the three months ended March 31, 2023 and 2022, is shown in the following tables:

Three Months Ended		Intercompany	Reported	Segment
March 31, 2023	Revenue	Revenue(b)	Revenue	EBITDA(c)
Southern	$451,000	$(51,107)	$399,893	$121,914
Western	444,796	(48,957)	395,839	110,689
Central	383,525	(43,540)	339,985	115,756
Eastern	388,797	(59,669)	329,128	73,275
Canada	253,670	(26,514)	227,156	82,984
MidSouth	251,085	(42,583)	208,502	57,731
Corporate(a)	—	—	—	(2,454)
	$2,172,873	$(272,370)	$1,900,503	$559,895

Three Months Ended		Intercompany	Reported	Segment
March 31, 2022	Revenue	Revenue(b)	Revenue	EBITDA(c)
Southern	$385,636	$(39,570)	$346,066	$101,124
Western	376,538	(42,879)	333,659	100,000
Central	322,998	(32,936)	290,062	96,951
Eastern	315,967	(45,165)	270,802	65,287
Canada	240,215	(25,508)	214,707	84,844
MidSouth	228,162	(37,203)	190,959	49,819
Corporate(a)	—	—	—	(4,702)
	$1,869,516	$(223,261)	$1,646,255	$493,323

____________________

(a)	The majority of Corporate expenses are allocated to the six operating segments. Direct acquisition expenses, expenses associated with common shares held in the deferred compensation plan exchanged for other investment options and share-based compensation expenses associated with Progressive Waste share-based grants outstanding at June 1, 2016 that were continued by the Company are not allocated to the six operating segments and comprise the net EBITDA of the Company’s Corporate segment for the periods presented.
(b)	Intercompany revenues reflect each segment’s total intercompany sales, including intercompany sales within a segment and between segments. Transactions within and between segments are generally made on a basis intended to reflect the market value of the service.
(c)	For those items included in the determination of segment EBITDA, the accounting policies of the segments are the same as those described in the Company’s most recent Annual Report on Form 10-K.

The following tables show changes in goodwill during the three months ended March 31, 2023 and 2022, by reportable segment:

	Southern	Western	Central	Eastern	Canada	MidSouth	Total
Balance as of December 31, 2022	$1,547,894	$732,335	$1,003,470	$1,189,111	$1,684,670	$744,817	$6,902,297
Goodwill acquired	—	30,703	397	3,440	—	3,249	37,789
Goodwill acquisition adjustments	(647)	—	—	—	(289)	—	(936)
Impact of changes in foreign currency	—	—	—	—	1,417	—	1,417
Balance as of March 31, 2023	$1,547,247	$763,038	$1,003,867	$1,192,551	$1,685,798	$748,066	$6,940,567

	Southern	Western	Central	Eastern	Canada	MidSouth	Total
Balance as of December 31, 2021	$1,457,437	$503,223	$931,269	$992,578	$1,559,512	$743,624	$6,187,643
Goodwill acquired	—	—	2,794	85,866	123,384	—	212,044
Goodwill acquisition adjustments	—	2,652	—	—	—	(95)	2,557
Impact of changes in foreign currency	—	—	—	—	25,519	—	25,519
Balance as of March 31, 2022	$1,457,437	$505,875	$934,063	$1,078,444	$1,708,415	$743,529	$6,427,763

A reconciliation of the Company’s primary measure of segment profitability (segment EBITDA) to Income before income tax provision in the Condensed Consolidated Statements of Net Income is as follows:

	Three Months Ended
	March 31,
	2023	2022
Southern segment EBITDA	$121,914	$101,124
Western segment EBITDA	110,689	100,000
Central segment EBITDA	115,756	96,951
Eastern segment EBITDA	73,275	65,287
Canada segment EBITDA	82,984	84,844
MidSouth segment EBITDA	57,731	49,819
Subtotal reportable segments	562,349	498,025
Unallocated corporate overhead	(2,454)	(4,702)
Depreciation	(204,059)	(179,950)
Amortization of intangibles	(39,282)	(37,635)
Impairments and other operating items	(1,865)	(1,878)
Interest expense	(68,353)	(41,324)
Interest income	2,715	137
Other income (expense), net	3,174	(3,466)
Income before income tax provision	$252,225	$229,207

17.   SEGMENT REPORTING

The Company’s revenues are generated from the collection, transfer, recycling and disposal of non-hazardous solid waste and the treatment, recovery and disposal of non-hazardous E&P waste. No single contract or customer accounted for more than 10% of the Company’s total revenues at the consolidated or reportable segment level during the periods presented.

Effective April 1, 2023, the Company modified its organizational structure under new regional operating segments as the result of continued growth in its business.  The Company now reports revenue and segment EBITDA based on the following six geographic solid waste operating segments: Southern, Western, Central, Eastern, Canada and MidSouth. A small number of operating locations have been reallocated from the Western segment to the Central segment, the previous Eastern segment has been bifurcated into two smaller geographies now referred to as the Eastern segment and MidSouth segment, and a small number of operating locations have been reallocated from the Southern segment to the MidSouth segment. The Company’s six geographic solid waste operating segments comprise its reportable segments. Each operating segment is responsible for managing several vertically integrated operations, which are comprised of districts.  The segment information presented herein reflects the realignment of these regions.

The Company’s Chief Operating Decision Maker evaluates operating segment profitability and determines resource allocations based on several factors, of which the primary financial measure is segment EBITDA. The Company defines segment EBITDA as earnings before interest, taxes, depreciation, amortization, impairments and other operating items, other income (expense) and loss on early extinguishment of debt. Segment EBITDA is not a measure of operating income, operating performance or liquidity under GAAP and may not be comparable to similarly titled measures reported by other companies. The Company’s management uses segment EBITDA in the evaluation of segment operating performance as it is a profit measure that is generally within the control of the operating segments. A reconciliation of segment EBITDA to Income before income tax provision is included at the end of this Note 17.

Summarized financial information concerning the Company’s reportable segments for the years ended December 31, 2022, 2021 and 2020, is shown in the following tables:

Year Ended		Intercompany	Reported	Segment	Depreciation and	Capital
December 31, 2022	Revenue	Revenue(b)	Revenue	EBITDA(c)	Amortization	Expenditures	Total Assets(e)
Southern	$1,670,864	$(176,425)	$1,494,439	$466,519	$175,614	$151,093	$3,410,888
Western	1,605,574	(177,543)	1,428,031	424,935	155,882	232,714	3,239,679
Central	1,447,703	(159,355)	1,288,348	446,315	156,895	181,065	2,803,853
Eastern	1,445,193	(211,498)	1,233,695	281,522	190,480	138,028	2,752,436
Canada	1,047,672	(107,048)	940,624	349,403	118,388	70,051	2,773,882
MidSouth	992,922	(166,200)	826,722	235,705	112,866	133,849	1,727,323
Corporate(a), (d)	—	—	—	(25,019)	8,835	5,877	426,542
	$8,209,928	$(998,069)	$7,211,859	$2,179,380	$918,960	$912,677	$17,134,603

Year Ended		Intercompany	Reported	Segment	Depreciation and	Capital
December 31, 2021	Revenue	Revenue(b)	Revenue	EBITDA(c)	Amortization	Expenditures	Total Assets(e)
Southern	$1,493,588	$(172,526)	$1,321,062	$369,221	$173,235	$139,258	$3,154,940
Western	1,383,124	(154,498)	1,228,626	386,513	126,192	147,556	2,168,804
Central	1,243,666	(142,261)	1,101,405	379,644	138,683	149,360	2,429,811
Eastern	1,111,546	(155,836)	955,710	245,091	156,499	90,212	2,314,663
Canada	965,705	(108,982)	856,723	339,859	111,458	68,183	2,513,608
MidSouth	832,386	(144,551)	687,835	184,218	97,564	101,098	1,690,234
Corporate(a), (d)	—	—	—	(19,596)	9,378	48,648	427,864
	$7,030,015	$(878,654)	$6,151,361	$1,884,950	$813,009	$744,315	$14,699,924

Year Ended		Intercompany	Reported	Segment	Depreciation and	Capital
December 31, 2020	Revenue	Revenue(b)	Revenue	EBITDA(c)	Amortization	Expenditures	Total Assets(e)
Southern	$1,419,987	$(169,817)	$1,250,170	$343,181	$173,885	$125,972	$3,193,211
Western	1,244,745	(141,993)	1,102,752	346,585	111,515	126,370	1,770,403
Central	1,058,909	(127,885)	931,024	332,321	117,499	109,013	2,256,992
Eastern	969,011	(142,927)	826,084	196,068	143,744	111,912	1,908,333
Canada	805,757	(95,297)	710,460	256,119	103,334	109,886	2,544,379
MidSouth	761,978	(136,478)	625,500	172,559	94,172	75,661	1,428,929
Corporate(a), (d)	—	—	—	(15,283)	8,255	5,747	890,117
	$6,260,387	$(814,397)	$5,445,990	$1,631,550	$752,404	$664,561	$13,992,364
(a)	The majority of Corporate expenses are allocated to the six operating segments. Direct acquisition expenses, expenses associated with common shares held in the deferred compensation plan exchanged for other investment options and share-based compensation expenses associated with Progressive Waste share-based grants outstanding at June 1, 2016 that were continued by the Company are not allocated to the six operating segments and comprise the net EBITDA of the Company’s Corporate segment for the periods presented.
(b)

Intercompany revenues reflect each segment’s total intercompany sales, including intercompany sales within a segment and between segments. Transactions within and between segments are generally made on a basis intended to reflect the market value of the service.

(c)	For those items included in the determination of segment EBITDA, the accounting policies of the segments are the same as those described in Note 3.
(d)	Corporate assets include cash, debt issuance costs, equity investments, operating lease right-of-use assets and corporate facility leasehold improvements and equipment.
(e)	Goodwill is included within total assets for each of the Company’s six operating segments.

The following table shows changes in goodwill during the years ended December 31, 2021 and 2022, by reportable segment:

	Southern	Western	Central	Eastern	Canada	MidSouth	Total
Balance as of December 31, 2020	$1,532,215	$442,862	$824,204	$1,374,577	$1,552,792	$—	$5,726,650
Goodwill transferred (a)	(77,430)	(36,486)	39,037	(557,353)	—	632,232	—
Goodwill acquired	2,976	96,847	68,028	175,354	—	111,392	454,597
Goodwill acquisition adjustments	—	—	—	—	(2)	—	(2)
Goodwill divested	(324)	—	—	—	—	—	(324)
Impact of changes in foreign currency	—	—	—	—	6,722	—	6,722
Balance as of December 31, 2021	1,457,437	503,223	931,269	992,578	1,559,512	743,624	6,187,643
Goodwill acquired	90,457	229,112	72,201	196,533	235,095	1,193	824,591
Impact of changes in foreign currency	—	—	—	—	(109,937)	—	(109,937)
Balance as of December 31, 2022	$1,547,894	$732,335	$1,003,470	$1,189,111	$1,684,670	$744,817	$6,902,297
(a)

Effective April 1, 2023, the Company completed an evaluation of its organizational structure and, as a result of continued growth in the business, modified its organizational structure and changed its five geographic operating segments (Southern, Western, Central, Eastern and Canada) to six geographic operating segments (Southern, Western, Central, Eastern, Canada and MidSouth).  Additionally, the Company realigned certain of the Company’s districts between operating segments.  This realignment resulted in the reallocation of goodwill among its segments, which is reflected in the “Goodwill transferred” line item.

Property and equipment, net relating to operations in the United States and Canada are as follows:

	December 31,
	2022	2021
United States	$6,201,011	$5,075,184
Canada	749,904	646,765
Total	$6,950,915	$5,721,949

A reconciliation of the Company’s primary measure of segment profitability (segment EBITDA) to Income before income tax provision in the Consolidated Statements of Net Income is as follows:

	Years ended December 31,
	2022	2021	2020
Southern segment EBITDA	$466,519	$369,221	$343,181
Western segment EBITDA	424,935	386,513	346,585
Central segment EBITDA	446,315	379,644	332,321
Eastern segment EBITDA	281,522	245,091	196,068
Canada segment EBITDA	349,403	339,859	256,119
MidSouth segment EBITDA	235,705	184,218	172,559
Subtotal reportable segments	2,204,399	1,904,546	1,646,833
Unallocated corporate overhead	(25,019)	(19,596)	(15,283)
Depreciation	(763,285)	(673,730)	(621,102)
Amortization of intangibles	(155,675)	(139,279)	(131,302)
Impairments and other operating items	(18,230)	(32,316)	(466,718)
Interest expense	(202,331)	(162,796)	(162,375)
Interest income	5,950	2,916	5,253
Other income (expense), net	3,154	6,285	(1,392)
Loss on early extinguishment of debt	—	(115,288)	—
Income before income tax provision	$1,048,963	$770,742	$253,914